Selling, General and Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 389	$ 342	$ 417
Depreciation of property, plant and equipment and amortization of intangible assets	26	25	45
Other	12	106	34
Total	427	473	496
Expense from share-based payment transactions with employees	$ 98	$ 96	$ 92